Derivative financial instruments - Weighted average FX rate related to significant hedging instruments in one-to-one hedge relationships (Details) - One-to-one hedge relationships - FX risk	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flow hedges | Cross currency swap | EUR:NZD
Financial instruments
Weighted average FX rate	0.5846	0.5963
Cash flow hedges | Cross currency swap | USD:NZD
Financial instruments
Weighted average FX rate	0.6071	0.6252
Cash flow hedges | Foreign exchange swap | USD:AUD
Financial instruments
Weighted average FX rate	0.6658	0.6676
Net investment hedges | Forward contracts | NZD:AUD
Financial instruments
Weighted average FX rate	1.1113	1.0984
Net investment hedges | Forward contracts | USD:AUD
Financial instruments
Weighted average FX rate	0.6537	0.6745
Parent Entity | Cash flow hedges | Cross currency swap | EUR:AUD
Financial instruments
Weighted average FX rate	0.665	0.665
Parent Entity | Cash flow hedges | Cross currency swap | JPY:AUD
Financial instruments
Weighted average FX rate	79.6448	79.6448
Parent Entity | Cash flow hedges | Cross currency swap | CNH:AUD
Financial instruments
Weighted average FX rate	4.7418	4.7334
Parent Entity | Cash flow hedges | Cross currency swap | HKD:AUD
Financial instruments
Weighted average FX rate	5.5978	5.6124
Parent Entity | Cash flow hedges | Foreign exchange swap | USD:AUD
Financial instruments
Weighted average FX rate	0.6658	0.6676
Parent Entity | Net investment hedges | Forward contracts | NZD:AUD
Financial instruments
Weighted average FX rate	1.1185	1.0905
Parent Entity | Net investment hedges | Forward contracts | USD:AUD
Financial instruments
Weighted average FX rate	0.6537	0.6745